Income Taxes - Schedule Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets [Abstract]
Inventories	$ 16,147	$ 15,254	$ 16,571	$ 2,872
Accrued expenses, payroll and others	77,538	107,320	93,351	34,904
Deferred government grants	387	1,195	2,849	2,444
Intangible assets amortization	9,253	6,031	8,148	7,644
Fixed assets depreciation	30,042	33,367	2,209	1,775
Lease liability	30,575	47,366	27,729	29,005
Net operating losses carried forward	259,651	179,767	23,527	12,691
Deferred tax assets	423,593	390,300	174,384	91,335
Less: valuation allowance	313,303	252,274	99,794	12,381
Deferred tax assets, net	110,290	138,026	74,590	78,954
Accelerated depreciation of fixed assets	733	5,130	10,839	19,996
Right-of-use assets	(30,354)	(47,269)	(28,176)	(27,422)
Tax on capital gains and interest income	(84,774)	(75,490)	(11,096)	(3,816)
Long-lived assets arising from acquisitions	(38,226)	(29,328)	(32,009)	(32,145)
Withholding tax on PRC subsidiaries' undistributed earnings	(328,879)	(396,496)	(424,435)	(508,749)
Deferred tax liability	(482,966)	(553,713)	(506,555)	(592,128)
Net deferred tax assets	37,373	38,232	30,134	27,559
Net deferred tax liability	$ (410,049)	$ (453,919)	$ (462,099)	$ (540,733)